Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Other Current Assets
19.	Other Current Assets

On August 25, 2023, the QIND issued to Artelliq Software Trading 6,410,971 shares of common stock for $2,000,000 (€1,845,529) pursuant to a share purchase and buyback agreement signed on August 21, 2023. The $2,000,000 was paid to Quality International as a tranche payment of the amended purchase agreement.